UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

507 Plum Street, Suite 120, Syracuse, NY	13204
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Jesse D. Hallee, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

1789 Growth and Income Fund

Class P Shares (PSEPX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$50	1.01%

How did the Fund perform during the reporting period?

   The 1789 Growth and Income Fund (the “Fund”) generated positive returns for the six months ended 4/30/2025. The Class P shares returned 0.87%. The S&P 500® Index, the Fund’s primary benchmark, returned -1.74% for the same time period. Impacting returns for the Fund was the decision by the Fund’s managers to maintain cash balances that generated positive returns. Money market fund holdings as a percentage of the market value of the Fund’s investments totaled 4.87% as of April 30, 2025, up from 1.56% as of October 31, 2024, but down from 10.43% as of April 30, 2024.

   The Fund’s performance was also impacted positively by both sector weightings and security selection. Over the six-month period, the Fund relative to the S&P 500® Index was overweighted in the Financial and Consumer Staples sectors and underweight the Technology sector. The returns of these sectors within the S&P 500® Index were 4.87%, 4.72%, and -6.33%, respectively, for this time period.

   At an individual security level, the top 5 performing equities measured for the entire six months ended April 30, 2025, or for the duration of that period during which they were held in the Fund if shorter, were Kroger Company (The)., Republic Services, Inc., CME Group, Inc., Mondelez International, Inc., and Broadcom, Inc. The worst 5 performing equities, with performance measured for the entire six months ended April 30, 2025, or for the duration of that period during which they were held in the Fund if shorter, were Celanese Corporation., UnitedHealth Group, Inc., Packaging Corporation of America, Merck & Company, Inc., and NextEra Energy, Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

1789 Growth & Income Fund - Class P Shares - $19,951
S&P 500® Index - $31,955
Dow Jones US Select Dividend Index - $24,316
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	1789 Growth & Income Fund - Class P Shares	S&P 500® Index	Dow Jones US Select Dividend Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$10,018	$10,121	$10,885
Apr-2017	$10,607	$11,934	$12,582
Apr-2018	$11,117	$13,517	$13,727
Apr-2019	$11,971	$15,341	$14,967
Apr-2020	$11,517	$15,474	$12,470
Apr-2021	$15,071	$22,589	$19,122
Apr-2022	$15,932	$22,637	$20,653
Apr-2023	$15,730	$23,240	$20,480
Apr-2024	$17,872	$28,507	$21,711
Apr-2025	$19,951	$31,955	$24,316

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class P Shares	11.63%	11.62%	7.15%
S&P 500® Index	12.10%	15.61%	12.32%
Dow Jones US Select Dividend Index	12.00%	14.29%	9.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$30,787,546
Number of Portfolio Holdings	19
Advisory Fee	$117,687
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.6%
Consumer Staples
17.3%
Industrials
17.0%
Technology
15.6%
Health Care
7.4%
Materials
5.1%
Utilities
4.9%
Money Market Funds
4.9%
Consumer Discretionary
4.9%
Communications
4.0%
Liabilities in Excess of Other Assets
-0.7%

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Communications	4.0%
Consumer Discretionary	4.9%
Money Market Funds	4.9%
Utilities	4.9%
Materials	5.1%
Health Care	7.4%
Technology	15.6%
Industrials	17.0%
Consumer Staples	17.3%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Republic Services, Inc.	6.8%
CME Group, Inc.	6.7%
Fidelity National Financial, Inc.	6.5%
Kroger Company (The)	6.5%
JPMorgan Chase & Company	6.4%
Mastercard, Inc. - Class A	5.9%
Broadcom, Inc.	5.9%
Ingredion, Inc.	5.9%
Cummins, Inc.	5.2%
Packaging Corporation of America	5.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

1789 Growth and Income Fund - Class P Shares (PSEPX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://pcm-advisors.com/1789-growth-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-PSEPX

1789 Growth and Income Fund

Class C Shares (PSECX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$100	2.01%

How did the Fund perform during the reporting period?

   The 1789 Growth and Income Fund (the “Fund”) generated positive returns for the six months ended 4/30/2025. The Class C shares returned 0.40%. The S&P 500® Index, the Fund’s primary benchmark, returned -1.74% for the same time period. Impacting returns for the Fund was the decision by the Fund’s managers to maintain cash balances that generated positive returns. Money market fund holdings as a percentage of the market value of the Fund’s investments totaled 4.87% as of April 30, 2025, up from 1.56% as of October 31, 2024, but down from 10.43% as of April 30, 2024.

   The Fund’s performance was also impacted positively by both sector weightings and security selection. Over the six-month period, the Fund relative to the S&P 500® Index was overweighted in the Financial and Consumer Staples sectors and underweight the Technology sector. The returns of these sectors within the S&P 500® Index were 4.87%, 4.72%, and -6.33%, respectively, for this time period.

   At an individual security level, the top 5 performing equities measured for the entire six months ended April 30, 2025, or for the duration of that period during which they were held in the Fund if shorter, were Kroger Company (The)., Republic Services, Inc., CME Group, Inc., Mondelez International, Inc., and Broadcom, Inc. The worst 5 performing equities, with performance measured for the entire six months ended April 30, 2025, or for the duration of that period during which they were held in the Fund if shorter, were Celanese Corporation., UnitedHealth Group, Inc., Packaging Corporation of America, Merck & Company, Inc., and NextEra Energy, Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

1789 Growth & Income Fund - Class C Shares - $18,047
S&P 500® Index - $31,955
Dow Jones US Select Dividend Index - $24,316
$35,000
$25,000
$15,000
$5,000
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	1789 Growth & Income Fund - Class C Shares	S&P 500® Index	Dow Jones US Select Dividend Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,925	$10,121	$10,885
Apr-2017	$10,399	$11,934	$12,582
Apr-2018	$10,790	$13,517	$13,727
Apr-2019	$11,500	$15,341	$14,967
Apr-2020	$10,958	$15,474	$12,470
Apr-2021	$14,196	$22,589	$19,122
Apr-2022	$14,848	$22,637	$20,653
Apr-2023	$14,515	$23,240	$20,480
Apr-2024	$16,338	$28,507	$21,711
Apr-2025	$18,047	$31,955	$24,316

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class C Shares
Without CDSC	10.46%	10.49%	6.08%
With CDSC	9.46%	10.49%	6.08%
S&P 500® Index	12.10%	15.61%	12.32%
Dow Jones US Select Dividend Index	12.00%	14.29%	9.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$30,787,546
Number of Portfolio Holdings	19
Advisory Fee	$117,687
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Communications	4.0%
Consumer Discretionary	4.9%
Money Market Funds	4.9%
Utilities	4.9%
Materials	5.1%
Health Care	7.4%
Technology	15.6%
Industrials	17.0%
Consumer Staples	17.3%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Republic Services, Inc.	6.8%
CME Group, Inc.	6.7%
Fidelity National Financial, Inc.	6.5%
Kroger Company (The)	6.5%
JPMorgan Chase & Company	6.4%
Mastercard, Inc. - Class A	5.9%
Broadcom, Inc.	5.9%
Ingredion, Inc.	5.9%
Cummins, Inc.	5.2%
Packaging Corporation of America	5.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

1789 Growth and Income Fund - Class C Shares (PSECX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://pcm-advisors.com/1789-growth-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-PSECX

(b) Not applicable.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

1789 Growth and Income Fund

Class P Shares	(PSEPX)
Class C Shares	(PSECX)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

April 30, 2025
(Unaudited)

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS April 30, 2025 (Unaudited)
COMMON STOCKS — 95.8%	Shares	Value
Communications — 4.0%
Advertising & Marketing — 4.0%
Interpublic Group of Companies, Inc. (The)	49,350	$1,239,672

Consumer Discretionary — 4.9%
Retail - Discretionary — 4.9%
Home Depot, Inc. (The)	4,175	1,505,046

Consumer Staples — 17.3%
Food — 10.8%
Ingredion, Inc.	13,600	1,806,352
Mondelez International, Inc. - Class A	22,425	1,527,815
		3,334,167
Retail - Consumer Staples — 6.5%
Kroger Company (The)	27,460	1,982,887

Financials — 19.6%
Banking — 6.4%
JPMorgan Chase & Company	8,100	1,981,422

Institutional Financial Services — 6.7%
CME Group, Inc.	7,450	2,064,246

Specialty Finance — 6.5%
Fidelity National Financial, Inc.	31,000	1,985,550

Health Care — 7.4%
Biotech & Pharma — 2.8%
Merck & Company, Inc.	9,880	841,776

Medical Equipment & Devices — 4.6%
Stryker Corporation	3,810	1,424,635

Industrials — 17.0%
Aerospace & Defense — 5.0%
Lockheed Martin Corporation	3,195	1,526,411

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.8% (Continued)	Shares	Value
Industrials — 17.0% (Continued)
Commercial Support Services — 6.8%
Republic Services, Inc.	8,400	$2,106,300

Transportation Equipment — 5.2%
Cummins, Inc.	5,400	1,586,736

Materials — 5.1%
Containers & Packaging — 5.1%
Packaging Corporation of America	8,500	1,577,685

Technology — 15.6%
Semiconductors — 5.9%
Broadcom, Inc.	9,420	1,813,068

Software — 3.8%
Microsoft Corporation	3,000	1,185,780

Technology Services — 5.9%
Mastercard, Inc. - Class A	3,320	1,819,559

Utilities — 4.9%
Electric Utilities — 4.9%
NextEra Energy, Inc.	22,704	1,518,443

Total Common Stocks (Cost $19,054,771)		$29,493,383

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (CONTINUED)
MONEY MARKET FUNDS — 4.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.22% (a) (Cost $1,510,445)	1,510,445	$1,510,445

Total Investments at Value — 100.7% (Cost $20,565,216)		$31,003,828

Liabilities in Excess of Other Assets — (0.7%)		(216,282)

Net Assets — 100.0%		$30,787,546

(a)	The rate shown is the 7-day effective yield as of April 30, 2025.
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF ASSETS AND LIABILITIES April 30, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$20,565,216
At value (Note 2)	$31,003,828
Dividends receivable	8,072
Other assets	1,525
TOTAL ASSETS	31,013,425

LIABILITIES
Payable for capital shares redeemed	80,000
Payable to Adviser (Note 4)	45,211
Accrued service fees (Note 4)	11,531
Accrued distribution plan fees (Note 4)	89,137
TOTAL LIABILITIES	225,879

NET ASSETS	$30,787,546

Net assets consist of:
Paid-in capital	$19,768,475
Accumulated earnings	11,019,071
NET ASSETS	$30,787,546

PRICING OF CLASS P SHARES
Net assets applicable to Class P Shares	$12,182,359
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	670,029
Net asset value, offering price and redemption price per share (Note 2)	$18.18
Short-term redemption price per share (Note 2) (a)	$18.00

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares	$18,605,187
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,056,270
Net asset value, offering price and redemption price per share (Note 2)	$17.61
Redemption price per share with CDSC fee (Note 2) (b)	$17.43

(a)	Class P shares of the Fund impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.
(b)

A contingent deferred sales charge (“CDSC”) of 1.00% is charged on Class C shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividends	$391,076

EXPENSES
Investment advisory fees (Note 4)	117,687
Distribution fees, Class C (Note 4)	94,799
Service fees (Note 4)	37,660
Trustees’ fees (Note 4)	2,975
TOTAL EXPENSES	253,121

NET INVESTMENT INCOME	137,955

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	589,948
Net change in unrealized appreciation (depreciation) on investments	(551,954)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	37,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,949

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
FROM OPERATIONS
Net investment income	$137,955	$341,730
Net realized gains from investment transactions	589,948	990,901
Net change in unrealized appreciation (depreciation) on investments	(551,954)	5,892,550
Net increase in net assets resulting from operations	175,949	7,225,181

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From distributable earnings
Class P	(461,946)	(395,319)
Class C	(654,014)	(426,654)
Decrease in net assets from distributions to shareholders	(1,115,960)	(821,973)

FROM CAPITAL SHARE TRANSACTIONS (Notes 1 and 5)
Class P
Proceeds from shares sold	1,512,511	481,363
Net asset value of shares issued in reinvestment of distributions	373,450	323,338
Proceeds from redemption fees collected (Note 2)	106	650
Payments for shares redeemed	(1,122,855)	(3,274,592)
Net increase (decrease) in Class P shares capital share transactions	763,212	(2,469,241)

Class C
Proceeds from shares sold	265,203	189,726
Net asset value of shares issued in reinvestment of distributions	628,623	406,351
Payments for shares redeemed	(865,290)	(2,183,300)
Net increase (decrease) in Class C shares capital share transactions	28,536	(1,587,223)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,263)	2,346,744

NET ASSETS
Beginning of period	30,935,809	28,589,065
End of period	$30,787,546	$30,935,809

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS P FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$18.70		$15.12	$15.65	$16.79	$12.97	$13.95

Income (loss) from investment operations:
Net investment income (a)	0.14		0.30	0.36	0.13	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.02		3.82	0.05	(0.98)	3.77	(0.96)
Total from investment operations	0.16		4.12	0.41	(0.85)	3.91	(0.81)

Less distributions from:
Net investment income	(0.11)		(0.30)	(0.34)	(0.05)	(0.09)	(0.13)
Net realized gains on investments	(0.57)		(0.24)	(0.60)	(0.24)	—	(0.03)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.68)		(0.54)	(0.94)	(0.29)	(0.09)	(0.17)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	—	0.00 (b)	—	0.00 (b)

Net asset value at end of period	$18.18		$18.70	$15.12	$15.65	$16.79	$12.97

Total return (c)	0.87	%(d)	27.65%	2.60%	(5.22%)	30.26%	(5.84%)

Net assets at end of period (000’s)	$12,182		$11,785	$11,700	$13,152	$13,779	$13,047

Ratio of total expenses to average net assets	1.01	%(e)	1.01%	1.01%	1.01%	1.00%	1.00%

Ratio of net investment income to average net assets	1.50	%(e)	1.72%	2.32%	0.82%	0.91%	1.13%

Portfolio turnover rate	4	%(d)	20%	9%	14%	10%	5%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS C FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of period	$18.16		$14.71	$15.27	$16.53	$12.84	$13.85

Income (loss) from investment operations:
Net investment income (loss) (a)	0.04		0.12	0.20	(0.03)	(0.02)	0.02
Net realized and unrealized gains (losses) on investments	0.03		3.71	0.04	(0.96)	3.74	(0.96)
Total from investment operations	0.07		3.83	0.24	(0.99)	3.72	(0.94)

Less distributions from:
Net investment income	(0.05)		(0.14)	(0.20)	(0.03)	(0.03)	(0.04)
Net realized gains on investments	(0.57)		(0.24)	(0.60)	(0.24)	—	(0.03)
Return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions	(0.62)		(0.38)	(0.80)	(0.27)	(0.03)	(0.07)

Net asset value at end of period	$17.61		$18.16	$14.71	$15.27	$16.53	$12.84

Total return (c)	0.40	%(d)	26.33%	1.54%	(6.19%)	29.02%	(6.79%)

Net assets at end of period (000’s)	$18,605		$19,151	$16,889	$17,812	$19,202	$15,932

Ratio of total expenses to average net assets	2.01	%(e)	2.01%	2.01%	2.01%	2.00%	2.00%

Ratio of net investment income (loss) to average net assets	0.47	%(e)	0.71%	1.31%	(0.19%)	(0.10%)	0.15%

Portfolio turnover rate	4	%(d)	20%	9%	14%	10%	5%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)

1. ORGANIZATION

1789 Growth and Income Fund (the “Fund”) is a diversified series of Pinnacle Capital Management Funds Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.

The Fund seeks total return comprised of current income, growth of income, and capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Pinnacle Capital Management, LLC (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

The Fund currently offers two classes of shares: Class P shares (sold without any sales loads or distribution fees); and Class C shares (sold subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the shares are redeemed within one year after the original purchase of the shares and a distribution fee of up to 1.00% per annum of the Fund’s average daily net assets attributable to Class C shares).

Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees and (2) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

SECURITIES VALUATION: The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks generally are valued using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser (“valuation designee”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). When quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the valuation designee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

●

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of April 30, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,493,383	$—	$—	$29,493,383
Money Market Funds	1,510,445	—	—	1,510,445
Total	$31,003,828	$—	$—	$31,003,828

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2025.

SHARE VALUATION: The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The offering price of Class C shares and Class P shares is equal to the NAV per share. The redemption price per share of each class of shares of the Fund is equal to the NAV per share, except that (i) Class C shares are subject to a CDSC of 1.00% on shares redeemed within one year of purchase and (ii) Class P shares are generally subject to a redemption fee of 1.00%, payable to the class, if redeemed within 60 days or less from the date of purchase. During the periods ending April 30, 2025 and October 31, 2024, proceeds from redemption fees, recorded in capital, totaled $106 and $650, respectively, for Class P Shares.

INVESTMENT INCOME: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received on the date of distribution. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Discounts and premiums on fixed income securities, if any, are amortized using the interest method.

INVESTMENT TRANSACTIONS: Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended April 30, 2025 and October 31, 2024 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions*
April 30, 2025	$154,195	$961,765	$—	$1,115,960
October 31, 2024	$382,938	$439,035	$—	$821,973

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX: The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from the prior year.

The following information is computed on a tax basis for each item as of October 31, 2024:

Cost of investments	$20,070,929
Gross unrealized appreciation	$11,210,550
Gross unrealized depreciation	(238,402)
Net unrealized appreciation	10,972,148
Undistributed ordinary income	25,336
Undistributed long-term capital gains	961,598
Distributable earnings	$11,959,082

The Federal tax cost, unrealized appreciation (depreciation) as of April 30, 2025 is as follows:

Cost of investments	$20,582,805
Gross unrealized appreciation	$10,876,293
Gross unrealized depreciation	(455,270)
Net unrealized appreciation	$10,421,023

The difference between the federal income tax cost and the financial statement cost of the Fund’s investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Fund is not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense on the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2025, the cost of purchases and the proceeds from sales and maturities of investment securities, other than U.S. Government securities and short-term securities, totaled $1,260,875 and $2,359,966, respectively.

4. TRANSACTIONS WITH RELATED PARTIES

A Trustee and certain officers of the Trust are affiliated with the Adviser, Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Pinnacle Investments, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

INVESTMENT MANAGER: Under the terms of an Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Investment Management Agreement, the Adviser furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an investment advisory fee at the rate of 0.75% per annum, accrued daily and paid monthly, of the Fund’s average daily net assets. For the six months ended April 30, 2025, the Adviser earned $117,687 in investment advisory fees.

Under a Services Agreement, the Adviser is obligated to pay all of the operating expenses of the Fund, excluding advisory fees, brokerage fees and commissions, distribution fees, taxes, borrowing costs, fees and expenses of non-interested Trustees of the Trust, dividend expense on securities sold short, the fees and expenses of acquired funds and extraordinary expenses. Under the Services Agreement, the Adviser receives a service fee at the rate of 0.24% per annum of the Fund’s average daily net assets. For the six months ended April 30, 2025, the Adviser earned $37,660 in service fees.

DISTRIBUTOR: The Distributor is an affiliate of the Adviser and serves as the principal underwriter of the Fund’s shares pursuant to an agreement with the Trust. The Distributor promotes and sells shares of the Fund on a continuous basis. During the six months ended April 30, 2025, the Distributor collected $236 in CDSCs on redemptions of Class C shares of the Fund.

DISTRIBUTION PLAN: The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan, Class C shares may pay brokers for activities primarily intended to result in the sale of shares. The annual limitation for payment of expenses pursuant to the Plan is 1.00% of average daily net assets attributable to Class C shares. During the six months ended April 30, 2025, Class C shares incurred distribution fees of $94,799.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION: Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended, either in person or by telephone.

OTHER SERVICE PROVIDER: The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

PRINCIPAL HOLDER OF FUND SHARES: As of April 30, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Wells Fargo Clearing Services (for the benefit of its customers)	75%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
CLASS P SHARES	Shares	Shares
Shares sold	80,114	27,384
Shares issued in reinvestment of dividends	20,521	19,132
Shares redeemed	(60,982)	(190,093)
Net increase (decrease) in shares outstanding	39,653	(143,577)
Shares outstanding, beginning of period	630,376	773,953
Shares outstanding, end of period	670,029	630,376

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
CLASS C SHARES	Shares	Shares
Shares sold	14,612	11,534
Shares issued in reinvestment of dividends	35,556	25,060
Shares redeemed	(48,328)	(130,540)
Net increase (decrease) in shares outstanding	1,840	(93,946)
Shares outstanding, beginning of period	1,054,430	1,148,376
Shares outstanding, end of period	1,056,270	1,054,430

6. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

1789 GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISER

Pinnacle Capital Management, LLC

5845 Widewaters Parkway,

Suite 300

East Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

LEGAL COUNSEL

Bond Schoeneck & King PLLC

One Lincoln Center

110 West Fayette Street

Syracuse, NY 13202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

DISTRIBUTOR

Pinnacle Investments, LLC

507 Plum Street, Suite 120

Syracuse, NY 13204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics: Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit99.906 CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, President

Date	June 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, President

Date	June 30, 2025

By (Signature and Title)*		/s/ Dalton J. Axenfeld
Dalton J. Axenfeld, Treasurer and Principal Financial Officer

Date	June 30, 2025

* Print the name and title of each signing officer under his or her signature.